SEGMENT INFORMATION - Results of Operations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total operating revenues		$ 694,566	$ 639,145	$ 445,538
Employee benefits expenses	[1]	(155,191)	(146,096)	(103,585)
Depreciation and amortization		(212,016)	(205,060)	(169,397)
Interest expense, net of amounts capitalized		(126,266)	(133,594)	(129,567)
Other segment items	[2]	(265,390)	(260,226)	(189,073)
Net loss		(64,297)	(105,831)	(146,084)
Net loss attributable to participation interest		5,532	9,105	12,567
Net loss attributable to Studio City International Holdings Limited		(58,765)	(96,726)	(133,517)
Revenue from casino contract [Member]
Segment Reporting Information [Line Items]
Total operating revenues		305,946	259,842	155,527
Rooms [Member]
Segment Reporting Information [Line Items]
Total operating revenues		168,011	160,721	111,733
Food and beverage [Member]
Segment Reporting Information [Line Items]
Total operating revenues		90,118	89,660	62,426
Entertainment [Member]
Segment Reporting Information [Line Items]
Total operating revenues		39,115	47,533	61,777
Services fee [Member]
Segment Reporting Information [Line Items]
Total operating revenues		68,265	59,529	40,473
Mall [Member]
Segment Reporting Information [Line Items]
Total operating revenues		19,202	18,289	10,744
Retail and other [Member]
Segment Reporting Information [Line Items]
Total operating revenues		$ 3,909	$ 3,571	$ 2,858

[1]	“Employee benefits expenses” includes salaries, bonuses and incentives, benefits and allocated labor costs for non-gaming operations from Melco Resorts’ subsidiaries. Certain amounts of “Employee benefits expenses” are included in “Other segments items” as pre-opening costs and property charges and other; and with certain amounts incurred during the construction and development stage of Studio City capitalized in property and equipment.
[2]	“Other segment items” mainly include cost of inventories, advertising and promotions expenses, repair and maintenance expenses, utilities and fuel expenses, corporate and other non-gaming services recharged from Melco Resorts’ subsidiaries, pre-opening costs, property charges and other, interest income, other financing costs, net foreign exchange gains (losses), (loss) gain on extinguishment of debt and income tax (expense) benefit.